UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2008
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
March 31, 2008
(UNAUDITED)



                                                                                Percent
                                                  Principal        Market        Of Net
Security                                            Amount         Value         Assets

U.S. AGENCY STEP-UP OBLIGATIONS (1):

Maturity of 10 - 20 years:
------------------------------------------------
Federal Home Ln Bks Step Up                       $  500,000    $   500,469
4.250% Due 07-16-18
Federal Home Ln Mtg Corp Mtn Step Up                 200,000        200,656
5.000% Due 06-03-19
Federal Home Ln Mtg Corp Step Up                     300,000        300,977
5.000% Due 04-10-23

TOTOAL U.S. AGENCY STEP-UP
OBLIGATIONS (Cost $998,986)                                       1,002,102         8.4%


CORPORATE OBLIGATIONS:

Maturity of 1 - 5 years:
------------------------------------------------
AOL Time Warner Inc                                  210,000        216,791
6.875% Due 05-01-12
Alcoa Inc                                            250,000        253,033
5.375% Due 01-15-13
                                                                    469,824         3.9%
                                                                ------------

Maturity of 5 - 10 years:
------------------------------------------------
Lehman Bros Hldgs Inc                                148,000        128,611
4.800% Due 03-13-14
HSBC Finance Corp                                    275,000        284,974
6.000% Due 08-15-14
Bear Stearns Cos Inc                                 162,000        157,196
5.700% Due 11-15-14
OGE Energy Corp                                      250,000        248,976
5.000% Due 11-15-14
Alltel Corp.                                         100,000         73,000
7.000% Due 03-15-16
Goldman Sachs Group Inc                              350,000        335,060
5.625% Due 01-15-17
Terex Corp                                           250,000        248,750
8.000% Due 11-15-17
                                                                  1,476,567        12.3%
                                                                ------------

Maturity of 10 - 20 years:
------------------------------------------------
Merrill Lynch Co Inc                                 230,000        222,944
6.500% Due 07-15-18
Morgan Stanley DW Disc Sr mtns Range Note
 (2)                                                 250,000        250,000
8.000% Due 07-06-21
Toyota Mtr Crd Corp Range Note (2)                   350,000        346,500
8.000% Due 09-21-21
General Elec Cap Corp Step Up (1)                    200,000        214,732
4.875% Due 10-28-21
Toyota Mtr Crd Corp Curve Accrual (2)                125,000        123,750
8.000% Due 12-21-21
Toyota Mtr Crd Corp Curve Accrual (2)                 50,000         49,500
8.000% Due 01-18-22
Toyota Mtr Crd Corp Curve Accrual (2)                175,000        173,250
8.000% Due 02-01-22
Dow Chemical Co                                      200,000        220,975
7.375% Due 03-01-23
                                                                  1,601,651        13.4%

TOTAL CORPORATE OBLIGATIONS
(Cost $3,567,120)                                                 3,548,042        29.6%


TAXABLE MUNICIPAL OBLIGATIONS (4):

Maturity of less than 1 year:
------------------------------------------------
Maricopa Cnty AZ Indl Dv Sr Living                    50,000         50,038
6.000% Due 07-01-08
Oklahoma City OK Arpt Trust                           80,000         80,000
6.950% Due 07-01-08
Dayton OH                                            140,000        140,000
6.250% Due 11-01-08
West Haven CT GO                                     100,000        101,887
6.125% Due 02-01-09
                                                                    371,925         3.1%

Maturity of 1 - 5 years:
------------------------------------------------
Dayton OH Economic Dev Rev                           140,000        145,632
6.380% Due 12-01-09
                                                                    145,632         1.2%




Maturity of 5 - 10 years:
------------------------------------------------
Dayton OH                                            250,000        250,000
6.500% Due 11-01-13
Nebraska Pub Pwr Dist Rev                            310,000        307,694
5.140% Due 01-01-14
Reeves Cnty Tex COP                                  115,000        113,718
6.550% Due 12-01-16
Hazelwood Mo ID Authority Rev                        150,000        152,173
5.640% Due 02-01-18
                                                                    823,585         6.9%
                                                                ------------

Maturity of 10 - 20 years:
------------------------------------------------
Maryland Heights MO Tax Increment Rev                200,000        209,472
7.000% Due 09-01-18
Portland OR Weekly Auction Notes                     150,000        150,000
Variable Rate Due 06-01-19
Hudson Cnty NJ Lease Rev                             300,000        319,155
7.950% Due 09-01-19
Dekalb Cnty GA Dev Auth Rev                          275,000        282,133
6.875% Due 03-01-20
Hopkins MN GO                                        150,000        154,943
7.100% Due 02-01-21
Minneapolis & St Paul Met GO Rev                     295,000        319,060
6.850% Due 01-01-22
                                                                  1,434,763        11.9%
                                                                ------------

Maturity of 20 - 30 years:
------------------------------------------------
New York NY Weekly Auction Notes                     150,000        150,000
Variable Rate Due 03-15-29
Alameda Corridor Trans Auth CA Sr Lien               200,000        206,656
6.600% Due 10-01-29
Frisco TX COP                                        360,000        372,625
6.375% Due 02-15-33
                                                                    729,281         6.1%
                                                                ------------

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $3,474,891)                                     3,505,186        29.2%

TOTAL U.S. AGENCY STEP-UP,
CORPORATE AND TAXABLE MUNICIPAL
 OBLIGATIONS
(Cost $8,040,997)                                                 8,055,330        67.2%

LEASE ASSIGNMENTS:

PHS Indian Health Service Lease Assignment
                                                     131,159        128,544         1.1%
(2) (5) (Cost $131,159)

NON-CONVERTIBLE PREFERRED STOCK:
                                                  SHARES
Annaly Cap Mgt Inc Pfd A 7.875%                        5,000        105,400
JPMorgan Chase Cap XVI Pfd Tr 6.350%                   5,200        124,124
Lincoln Natl Cap Vi Pfd Tr F 6.750%                    5,200        122,720
Metlife Inc Pfd B 6.500%                               5,200        119,288
Powershares ETF Trust Finl Pfd Ptfl                    2,500         53,250

TOTAL NON-CONVERTIBLE PREFERRED
 STOCK                                                              524,782         4.4%
(Cost $537,567)

EXCHANGE TRADED DEBT:
                                                  SHARES
AT&T Inc Sr Nt 6.375%                                  5,000        124,900
Comcast Corp Nt 6.625%                                 5,400        122,364
General Electric Cap Corp Pines 6.100%                 5,000        124,400
Metlife Inc Sr Nt 5.875%                               4,000         94,480
Viacom Inc Sr Nt 6.850%                                4,219         98,176

TOTAL EXCHANGE TRADED DEBT                                          564,320         4.7%
(Cost $557,028)

INVESTMENT COMPANIES:
                                                  SHARES
Highland Floating Rate Cl A (5)                       29,970        254,745
Oppenheimer Sr Floating Rate A (5)                    31,546        258,991
First American Treasury Obligations                  169,967        169,967
Vanguard Federal Money Market                      2,250,000      2,250,000

TOTAL INVESTMENT COMPANIES                                        2,933,703        24.4%
(Cost $3,019,967)

TOTAL INVESTMENTS                                                12,206,679       101.8%
(Cost $12,286,718) (3)

OTHER ASSETS AND LIABILITIES                                       (214,040)      (1.8%)

NET ASSETS                                                      $11,992,639       100.0%

(1) Interest rates listed for step-up bonds are the rates as of March 31, 2008.
(2) Security valued according to "good faith pricing" guidelines.
(3) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation/(depreciation).
 (See Note A)
(4) Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
(5) Security has been deemed illiquid.

NOTES TO FINANCIAL STATEMENTS
March 31, 2008
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended March 31, 2008, aggregated $10,486,367 and $5,475,000, respectively. Purchases and sales of long-term U.S. Government Securities for the three months ended March 31, 2008, aggregated $499,600 and $3,465,000, respectively.
At March 31, 2008, gross unrealized appreciation on investments was $96,728 and gross unrealized depreciation on investments was $176,767 for a net unrealized depreciation of $80,039 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the fund's net assets as of March 31, 2008.




Valuation Inputs                                                         Investments in Securities ($000)
Level 1 - Quoted Prices                                                  $                          9,045
Level 2 - Other Significant Observable Inputs                                                       3,033
Level 3 - Significant Unobservable Inputs                                                             129
   Total                                                                 $                         12,207
                                                                         ---------------------------------


                                                                         Measurements
                                                                         Using Unobservable Inputs
in 000s                                                                                          (Level 3)

                                                                         Securities


Beginning Balance 12-31-2007                                             $                            142

Total gains or losses (realized/unrealized) included in earnings                                        1

Purchases, sales, issuances, settlements and return of capital
 (net)                                                                                                -14

Transfers in and/or out of Level 3                                                                      0

Ending Balance 3-31-2008                                                 $                            129


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
 reporting date                                                          $                              1
                                                                         =================================


Gains and losses (realized and unrealized) included in earnings
(or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
 assets) for the period                                                  $                              1

Change in unrealized gains or losses relating to assets still held at
 reporting date                                                          $                              1

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 23, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
May 28, 2008               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 28, 2008               /s/________________________________________________
------------
Date                       James M. Johnson, President

By:
May 28, 2008               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer